Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of the entity's identified intangible assets

	Carrying	Accumulated
	Amount	Amortization	Net

	(Dollars in Thousands)
December 31, 2021:
Core deposit premium	$58,675	$58,675	$—
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,697	$—
December 31, 2020:
Core deposit premium	$58,675	$58,675	$—
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,697	$—